UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Hood River Small-Cap Growth Fund
Institutional Shares | HRSMX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	1.07%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,896,196,636
Number of Holdings	103
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of Net Assets)*

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	15.4%
FTAI Aviation Ltd.	4.5%
Semtech Corp.	3.2%
MasTec, Inc.	3.1%
ACI Worldwide, Inc.	2.6%
New Fortress Energy, Inc.	2.3%
Axon Enterprise, Inc.	2.2%
HCI Group, Inc.	1.9%
Applied Digital Corp.	1.8%
Cogent Communications Holdings, Inc.	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
Hood River Small-Cap Growth Fund	PAGE 1	TSR-SAR-56170L208

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-SAR-56170L208

Hood River Small-Cap Growth Fund
Investor Shares | HRSRX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Investor Shares	$72	1.32%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,896,196,636
Number of Holdings	103
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of Net Assets)*

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	15.4%
FTAI Aviation Ltd.	4.5%
Semtech Corp.	3.2%
MasTec, Inc.	3.1%
ACI Worldwide, Inc.	2.6%
New Fortress Energy, Inc.	2.3%
Axon Enterprise, Inc.	2.2%
HCI Group, Inc.	1.9%
Applied Digital Corp.	1.8%
Cogent Communications Holdings, Inc.	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
Hood River Small-Cap Growth Fund	PAGE 1	TSR-SAR-56170L109

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-SAR-56170L109

Hood River Small-Cap Growth Fund
Retirement Shares | HRSIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Retirement Shares	$53	0.97%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,896,196,636
Number of Holdings	103
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of Net Assets)*

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	15.4%
FTAI Aviation Ltd.	4.5%
Semtech Corp.	3.2%
MasTec, Inc.	3.1%
ACI Worldwide, Inc.	2.6%
New Fortress Energy, Inc.	2.3%
Axon Enterprise, Inc.	2.2%
HCI Group, Inc.	1.9%
Applied Digital Corp.	1.8%
Cogent Communications Holdings, Inc.	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
Hood River Small-Cap Growth Fund	PAGE 1	TSR-SAR-56170L505

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-SAR-56170L505

Hood River International Opportunity Fund
Institutional Shares | HRIOX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of  July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	1.24%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$45,997,379
Number of Holdings	97
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of Net Assets)*

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.5%
First American Treasury Obligations Fund - Class X	6.6%
Applied Digital Corp.	4.0%
Genius Sports Ltd.	3.3%
GFL Environmental, Inc.	2.9%
Voltamp Transformers Ltd.	2.3%
Fabrinet	2.2%
Triveni Turbine Ltd.	2.1%
Just Group PLC	2.0%
Siemens Energy AG	1.9%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
Hood River International Opportunity Fund	PAGE 1	TSR-SAR-56170L778

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-SAR-56170L778

Hood River International Opportunity Fund
Investor Shares | HRIIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of  July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Investor Shares	$76	1.49%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$45,997,379
Number of Holdings	97
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of Net Assets)*

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.5%
First American Treasury Obligations Fund - Class X	6.6%
Applied Digital Corp.	4.0%
Genius Sports Ltd.	3.3%
GFL Environmental, Inc.	2.9%
Voltamp Transformers Ltd.	2.3%
Fabrinet	2.2%
Triveni Turbine Ltd.	2.1%
Just Group PLC	2.0%
Siemens Energy AG	1.9%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
Hood River International Opportunity Fund	PAGE 1	TSR-SAR-56170L760

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-SAR-56170L760

Hood River International Opportunity Fund
Retirement Shares | HRITX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of  July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Retirement Shares	$59	1.15%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$45,997,379
Number of Holdings	97
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of Net Assets)*

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.5%
First American Treasury Obligations Fund - Class X	6.6%
Applied Digital Corp.	4.0%
Genius Sports Ltd.	3.3%
GFL Environmental, Inc.	2.9%
Voltamp Transformers Ltd.	2.3%
Fabrinet	2.2%
Triveni Turbine Ltd.	2.1%
Just Group PLC	2.0%
Siemens Energy AG	1.9%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
Hood River International Opportunity Fund	PAGE 1	TSR-SAR-56170L752

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-SAR-56170L752

Hood River New Opportunities Fund
Institutional Shares | HRNOX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  August 5, 2024 (commencement of operations) to  December 31, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.95%
*	Amounts shown reflect the expenses of the Fund from August 5, 2024 (commencement of operations) through December 31, 2024. Expenses would be higher if the fund had been in operation for the full period.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$104,789,783
Number of Holdings	108
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of Net Assets)*

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	10.7%
FTAI Aviation Ltd.	3.6%
Semtech Corp.	2.9%
MasTec, Inc.	2.7%
Dave, Inc.	2.5%
First American Treasury Obligations Fund - Class X	2.5%
Axon Enterprise, Inc.	2.4%
ACI Worldwide, Inc.	2.3%
New Fortress Energy, Inc.	2.2%
Western Alliance Bancorp	2.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
Hood River New Opportunities Fund	PAGE 1	TSR-SAR-56170L646

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 2	TSR-SAR-56170L646

Hood River New Opportunities Fund
Investor Shares | HRNIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  August 5, 2024 (commencement of operations) to  December 31, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Investor Shares	$55	1.18%
*	Amounts shown reflect the expenses of the Fund from August 5, 2024 (commencement of operations) through December 31, 2024. Expenses would be higher if the fund had been in operation for the full period.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$104,789,783
Number of Holdings	108
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of Net Assets)*

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	10.7%
FTAI Aviation Ltd.	3.6%
Semtech Corp.	2.9%
MasTec, Inc.	2.7%
Dave, Inc.	2.5%
First American Treasury Obligations Fund - Class X	2.5%
Axon Enterprise, Inc.	2.4%
ACI Worldwide, Inc.	2.3%
New Fortress Energy, Inc.	2.2%
Western Alliance Bancorp	2.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
Hood River New Opportunities Fund	PAGE 1	TSR-SAR-56170L638

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 2	TSR-SAR-56170L638

Hood River New Opportunities Fund
Retirement Shares | HRNRX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  August 5, 2024 (commencement of operations) to  December 31, 2024. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Retirement Shares	$40	0.85%
*	Amounts shown reflect the expenses of the Fund from August 5, 2024 (commencement of operations) through December 31, 2024. Expenses would be higher if the fund had been in operation for the full period.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$104,789,783
Number of Holdings	108
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of Net Assets)*

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	10.7%
FTAI Aviation Ltd.	3.6%
Semtech Corp.	2.9%
MasTec, Inc.	2.7%
Dave, Inc.	2.5%
First American Treasury Obligations Fund - Class X	2.5%
Axon Enterprise, Inc.	2.4%
ACI Worldwide, Inc.	2.3%
New Fortress Energy, Inc.	2.2%
Western Alliance Bancorp	2.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
Hood River New Opportunities Fund	PAGE 1	TSR-SAR-56170L620

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 2	TSR-SAR-56170L620

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hood River Funds
Core Financial Statements
Semi-Annual Report December 31, 2024

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.7%
Cogent Communications Holdings, Inc.(a)	834,879	$64,344,125
Interactive Media & Services - 0.7%
ZoomInfo Technologies, Inc.(b)	2,631,920	27,661,479
TOTAL COMMUNICATION SERVICES		92,005,604
CONSUMER DISCRETIONARY - 9.5%
Broadline Retail - 1.9%
Global-e Online Ltd.(b)	478,785	26,108,146
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	428,683	47,039,386
		73,147,532
Hotels, Restaurants & Leisure - 2.9%
Genius Sports Ltd.(b)	2,374,600	20,540,290
Life Time Group Holdings, Inc.(b)	1,706,583	37,749,616
Sweetgreen, Inc. - Class A(a)(b)	1,658,059	53,157,371
		111,447,277
Household Durables - 1.9%
Lovesac Co.(a)(b)	651,728	15,419,884
SharkNinja, Inc.(b)	588,839	57,329,365
Smith Douglas Homes Corp.(b)	105,023	2,692,790
		75,442,039
Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc.(a)	488,403	28,097,824
Camping World Holdings, Inc. - Class A	1,680,388	35,422,579
Victoria’s Secret & Co.(b)	1,144,837	47,419,149
		110,939,552
TOTAL CONSUMER DISCRETIONARY		370,976,400
CONSUMER STAPLES - 0.5%
Personal Care Products - 0.5%
Oddity Tech Ltd. - Class A(a)(b)	464,001	19,497,322
TOTAL CONSUMER STAPLES		19,497,322
ENERGY- 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Denison Mines Corp.(a)(b)	17,391,962	31,305,532
New Fortress Energy, Inc.(a)	5,864,289	88,668,050
Northern Oil & Gas, Inc.(a)	806,290	29,961,736
		149,935,318
TOTAL ENERGY		149,935,318
FINANCIALS - 4.7%
Banks - 2.5%
Customers Bancorp, Inc.(b)	877,382	42,710,956
Western Alliance Bancorp	677,242	56,576,797
		99,287,753

The accompanying notes are an integral part of these financial statements.

1

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
FINANCIALS - (Continued)
Financial Services - 0.3%
I3 Verticals, Inc. - Class A(b)	491,585	$11,326,118
Insurance - 1.9%
HCI Group, Inc.(a)	622,926	72,589,567
TOTAL FINANCIALS		183,203,438
HEALTH CARE - 22.7%
Biotechnology - 12.9%
Biohaven Ltd.(b)	442,983	16,545,415
Blueprint Medicines Corp.(a)(b)	508,589	44,359,133
Crinetics Pharmaceuticals, Inc.(b)	482,230	24,656,420
Cytokinetics, Inc.(a)(b)	582,334	27,392,991
Immunovant, Inc.(a)(b)	642,615	15,917,574
Insmed, Inc.(b)	897,913	61,991,913
Iovance Biotherapeutics, Inc.(a)(b)	5,101,239	37,749,169
Krystal Biotech, Inc.(a)(b)	295,171	46,241,489
Madrigal Pharmaceuticals, Inc.(a)(b)	77,519	23,920,038
MoonLake Immunotherapeutics(a)(b)	362,006	19,602,625
Neurocrine Biosciences, Inc.(b)	179,719	24,531,643
REVOLUTION Medicines, Inc.(b)	974,728	42,634,603
Rhythm Pharmaceuticals, Inc.(a)(b)	365,620	20,467,408
Scholar Rock Holding Corp.(a)(b)	1,094,434	47,301,437
TG Therapeutics, Inc.(a)(b)	959,044	28,867,224
Vaxcyte, Inc.(a)(b)	233,416	19,107,434
		501,286,516
Health Care Equipment & Supplies - 3.7%
AtriCure, Inc.(a)(b)	1,658,417	50,681,223
Enovis Corp.(b)	378,226	16,596,557
Haemonetics Corp.(a)(b)	141,169	11,022,476
Lantheus Holdings, Inc.(a)(b)	450,179	40,273,013
Tandem Diabetes Care, Inc.(b)	729,887	26,290,530
		144,863,799
Health Care Providers & Services - 3.6%
Alignment Healthcare, Inc.(b)	3,279,072	36,889,560
Concentra Group Holdings Parent, Inc.(a)	171,959	3,401,349
Ensign Group, Inc.	198,756	26,406,722
RadNet, Inc.(b)	754,651	52,704,826
Select Medical Holdings Corp.	1,029,830	19,412,295
		138,814,752
Pharmaceuticals - 2.5%
Axsome Therapeutics, Inc.(a)(b)	365,168	30,896,865
Intra-Cellular Therapies, Inc.(b)	353,447	29,519,893
Verona Pharma PLC - ADR(b)	838,909	38,958,934
		99,375,692
TOTAL HEALTH CARE		884,340,759

The accompanying notes are an integral part of these financial statements.

2

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INDUSTRIALS - 22.1%
Aerospace & Defense - 3.2%
Axon Enterprise, Inc.(b)	146,160	$86,865,811
Kratos Defense & Security Solutions, Inc.(a)(b)	1,359,526	35,864,296
		122,730,107
Commercial Services & Supplies - 2.6%
CECO Environmental Corp.(a)(b)	1,157,320	34,985,784
Clean Harbors, Inc.(b)	205,999	47,408,610
Interface, Inc.	789,376	19,221,305
		101,615,699
Construction & Engineering - 6.2%
Comfort Systems USA, Inc.	130,886	55,503,517
Everus Construction Group, Inc.(b)	154,745	10,174,484
Fluor Corp.(b)	1,123,694	55,420,588
MasTec, Inc.(b)	891,877	121,420,135
		242,518,724
Electrical Equipment - 0.5%
American Superconductor Corp.(a)(b)	815,211	20,078,647
Gas Utilities - 0.3%
MDU Resources Group, Inc.	618,981	11,154,037
Ground Transportation - 3.2%
FTAI Infrastructure, Inc.	3,880,519	28,172,568
RXO, Inc.(a)(b)	1,576,304	37,579,087
XPO, Inc.(b)	460,232	60,359,427
		126,111,082
Machinery - 1.0%
Flowserve Corp.	317,525	18,264,038
Kornit Digital Ltd.(b)	708,044	21,913,962
		40,178,000
Marine Transportation - 0.6%
Kirby Corp.(b)	200,470	21,209,726
Trading Companies & Distributors - 4.5%
FTAI Aviation Ltd.	1,223,170	176,185,407
TOTAL INDUSTRIALS		861,781,429
INFORMATION TECHNOLOGY - 29.0%(c)
Communications Equipment - 1.2%
Ciena Corp.(b)	322,640	27,363,098
Lumentum Holdings, Inc.(a)(b)	222,901	18,712,539
		46,075,637
Consumer Finance - 1.1%
Dave, Inc.(b)	504,699	43,868,437

The accompanying notes are an integral part of these financial statements.

3

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INFORMATION TECHNOLOGY - (Continued)
Electronic Equipment, Instruments & Components - 4.9%
Coherent Corp.(b)	580,846	$55,023,542
Fabrinet(b)	148,617	32,677,906
OSI Systems, Inc.(a)(b)	214,447	35,904,861
PAR Technology Corp.(b)	276,827	20,117,018
TTM Technologies, Inc.(b)	395,772	9,795,357
Vishay Intertechnology, Inc.	2,113,586	35,804,147
		189,322,831
IT Services - 3.0%
Applied Digital Corp.(a)(b)	9,202,624	70,308,047
Couchbase, Inc.(b)	1,800,962	28,076,998
DigitalOcean Holdings, Inc.(a)(b)	560,117	19,083,186
		117,468,231
Professional Services - 0.9%
ExlService Holdings, Inc.(a)(b)	801,621	35,575,940
Semiconductors & Semiconductor Equipment - 8.0%
Alpha & Omega Semiconductor Ltd.(b)	759,543	28,125,877
Diodes, Inc.(a)(b)	776,501	47,886,817
Lattice Semiconductor Corp.(a)(b)	445,761	25,252,361
MACOM Technology Solutions Holdings, Inc.(a)(b)	195,820	25,438,976
Semtech Corp.(a)(b)	1,989,792	123,068,635
SiTime Corp.(b)	279,863	60,039,009
		309,811,675
Software - 9.9%
ACI Worldwide, Inc.(b)	1,945,893	101,011,306
BlackBerry Ltd.(a)(b)	8,240,821	31,150,303
Clearwater Analytics Holdings, Inc. - Class A(b)	970,666	26,712,728
CyberArk Software Ltd.(b)	151,941	50,619,144
JFrog Ltd.(a)(b)	798,300	23,478,003
Onestream, Inc.(b)	367,420	10,478,819
Q2 Holdings, Inc.(b)	547,925	55,148,651
QXO, Inc.	2,101,165	33,408,524
Varonis Systems, Inc.(b)	1,244,496	55,292,957
		387,300,435
TOTAL INFORMATION TECHNOLOGY		1,129,423,186
MATERIALS - 2.5%
Construction Materials - 2.5%
Eagle Materials, Inc.	189,576	46,779,774
Knife River Corp.(a)(b)	514,564	52,300,285
		99,080,059
TOTAL MATERIALS		99,080,059

The accompanying notes are an integral part of these financial statements.

4

Hood River Small-Cap Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Landbridge Co. LLC - Class A	625,746	$40,423,191
TOTAL REAL ESTATE		$40,423,191
TOTAL COMMON STOCKS (Cost $2,811,094,394)		3,830,666,706
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,052,924	28,249,951
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,342,887)		28,249,951

	Par
CORPORATE BONDS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Cariloha 15 12/31/2025, 15.00%, 12/31/2025(d)	$6,500,000	6,500,000
TOTAL CORPORATE BONDS (Cost $6,500,000)		6,500,000

Units
SHORT-TERM INVESTMENTS - 16.5%
Investments Purchased with Proceeds from Securities Lending - 15.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(e)	599,353,210	599,353,210

	Shares
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class Z, 4.36%(e)	42,753,091	42,753,091
TOTAL SHORT-TERM INVESTMENTS (Cost $642,106,301)		642,106,301
TOTAL INVESTMENTS - 115.7% (Cost $3,489,043,582)		$4,507,522,958
Liabilities in Excess of Other Assets - (15.7)%		(611,326,322)
TOTAL NET ASSETS - 100.0%		$3,896,196,636

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	All or a portion of this security was on loan as of December 31, 2024. The total market value of these securities was $581,947,907 which represented 14.9% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of Hood River Capital Management LLC (the "Advisor") , acting as Valuation Designee. These securities represented $6,500,000 or 0.2% of net assets as of December 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

Hood River International Opportunity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
COMMUNICATION SERVICES - 1.9%
Entertainment - 1.0%
CD Projekt SA	10,155	$470,992
Interactive Media & Services - 0.9%
Nebius Group NV(a)	7,864	217,833
Trustpilot Group PLC(a)(b)	43,654	166,848
		384,681
TOTAL COMMUNICATION SERVICES		855,673
CONSUMER DISCRETIONARY - 11.7%
Automobile Components - 2.4%
MRF Ltd.	397	604,534
Sumitomo Electric Industries Ltd.	24,200	432,635
Sundaram-Clayton Ltd.	1,870	55,629
		1,092,798
Automobiles - 0.7%
Maruti Suzuki India Ltd.	2,600	329,758
Hotels, Restaurants & Leisure - 6.4%
Basic-Fit NV(a)(b)	4,053	94,616
Codere Online Luxembourg SA(a)	25,596	165,094
Despegar.com Corp.(a)	28,921	556,729
Genius Sports Ltd.(a)	173,270	1,498,785
Sportradar Group AG - Class A(a)	36,231	628,246
		2,943,470
Leisure Products - 0.1%
Yonex Co. Ltd.	5,300	71,539
Management of Companies and Enterprises – 1.0%
Viking Holdings Ltd. ORD SHS(a)	10,186	448,795
Textiles, Apparel & Luxury Goods - 1.1%
Amer Sports, Inc.(a)	5,600	156,576
Birkenstock Holding PLC(a)	5,949	337,070
		493,646
TOTAL CONSUMER DISCRETIONARY		5,380,006
CONSUMER STAPLES - 4.8%
Consumer Staples Distribution & Retail - 1.7%
BBB Foods, Inc. - Class A(a)	13,176	372,617
Redcare Pharmacy NV(a)(b)	3,031	417,725
		790,342
Food Products - 1.6%
LT Foods Ltd.	42,952	209,743
Piccadily Agro Industries Ltd.(a)	48,085	509,298
		719,041

The accompanying notes are an integral part of these financial statements.

6

Hood River International Opportunity Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
CONSUMER STAPLES - (Continued)
Personal Care Products - 1.5%
Oddity Tech Ltd. - Class A(a)(c)	10,683	$448,900
Warpaint London PLC	37,893	246,677
		695,577
TOTAL CONSUMER STAPLES		2,204,960
ENERGY - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Cameco Corp.(c)	13,581	697,928
Denison Mines Corp.(a)(c)	371,078	667,940
Great Eastern Shipping Co. Ltd.	53,964	604,864
NexGen Energy Ltd.(a)	93,886	619,648
Secure Energy Services, Inc.	75,594	855,096
Transportadora de Gas del Sur SA - ADR(a)	21,999	643,911
		4,089,387
TOTAL ENERGY		4,089,387
FINANCIALS - 12.2%
Banks - 5.4%
Banco BBVA Argentina SA - ADR	27,905	531,869
Banco Macro SA - ADR(c)	4,449	430,485
Grupo Financiero Galicia SA - ADR	10,337	644,202
VersaBank	61,267	848,548
		2,455,104
Capital Markets - 1.8%
Pensionbee Group PLC(a)	183,918	369,544
Plus500 Ltd.	13,647	462,651
		832,195
Consumer Finance - 1.6%
Sundaram Finance Ltd.	15,321	740,753
Insurance - 3.4%
Just Group PLC	456,609	928,321
Revo Insurance SpA	49,279	627,862
		1,556,183
TOTAL FINANCIALS		5,584,235
HEALTH CARE - 4.2%
Biotechnology - 0.4%
MoonLake Immunotherapeutics(a)(c)	2,964	160,501
Health Care Equipment & Supplies - 1.3%
Establishment Labs Holdings, Inc.(a)	5,920	272,734
Implantica AG(a)	110,860	344,689
		617,423

The accompanying notes are an integral part of these financial statements.

7

Hood River International Opportunity Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
HEALTH CARE - (Continued)
Health Care Technology - 1.5%
Craneware PLC	15,338	$405,152
kneat.com inc(a)	75,103	306,170
		711,322
Pharmaceuticals - 1.0%
Dr Reddy’s Laboratories Ltd.	14,662	237,399
Verona Pharma PLC - ADR(a)	4,412	204,893
		442,292
TOTAL HEALTH CARE		1,931,538
INDUSTRIALS - 26.0%(d)
Aerospace & Defense - 5.1%
Bharat Electronics Ltd.	163,113	556,624
Bombardier, Inc. - Class B(a)	7,574	515,050
Hindustan Aeronautics Ltd.	10,809	526,076
Saab AB	18,943	400,214
Theon International PLC	26,828	349,596
		2,347,560
Commercial Services & Supplies - 5.0%
Do & Co AG(a)	3,229	602,057
GFL Environmental, Inc.	30,071	1,339,363
ION Exchange India Ltd.	46,839	359,058
		2,300,478
Construction & Engineering - 0.7%
Ahluwalia Contracts India Ltd.	14,556	173,962
Thyssenkrupp Nucera AG & Co. KGaa(a)(b)	12,942	141,822
		315,784
Electrical Equipment - 10.0%
CG Power & Industrial Solutions Ltd.	40,345	342,237
HD Hyundai Electric Co. Ltd.	1,693	435,282
Legrand SA	2,720	264,578
nVent Electric PLC	5,386	367,110
Prysmian SpA	5,175	331,182
Siemens Energy AG(a)	16,505	875,948
Triveni Turbine Ltd.	110,126	949,679
Voltamp Transformers Ltd.	8,916	1,053,017
		4,619,033
Ground Transportation - 0.9%
TFI International, Inc.	3,208	433,369
Machinery - 3.0%
Elgi Equipments Ltd.	19,961	134,906
Kornit Digital Ltd.(a)	18,563	574,525
Mitsubishi Heavy Industries Ltd.	9,500	132,468
Pentair PLC	3,134	315,406

The accompanying notes are an integral part of these financial statements.

8

Hood River International Opportunity Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INDUSTRIALS - (Continued)
Machinery - (Continued)
Silex Systems Ltd.(a)	9,594	$29,868
Thermax Ltd.	3,725	175,521
		1,362,694
Trading Companies & Distributors - 1.3%
FTAI Aviation Ltd.	4,115	592,725
TOTAL INDUSTRIALS		11,971,643
INFORMATION TECHNOLOGY - 15.3%
Electronic Equipment, Instruments & Components - 5.5%
Fabrinet(a)	4,543	998,915
Kaynes Technology India Ltd.(a)	9,251	799,233
Nayax Ltd.(a)	14,118	418,034
Powerfleet, Inc. NJ(a)	45,640	303,963
		2,520,145
IT Services - 4.0%
Applied Digital Corp.(a)(c)	242,005	1,848,918
Semiconductors & Semiconductor Equipment - 3.6%
CEVA, Inc.(a)	14,979	472,588
Infineon Technologies AG	6,755	220,495
Protec Co. Ltd.	12,026	176,247
Renesas Electronics Corp.	16,400	207,542
Shibaura Mechatronics Corp.	2,037	100,546
Tower Semiconductor Ltd.(a)	9,293	478,682
		1,656,100
Software - 1.8%
JFrog Ltd.(a)	14,603	429,474
Zoo Digital Group PLC(a)	832,753	401,370
		830,844
Technology Hardware, Storage & Peripherals - 0.4%
Canaan, Inc. - ADR(a)	96,686	198,206
TOTAL INFORMATION TECHNOLOGY		7,054,213
MATERIALS - 1.8%
Metals & Mining - 1.8%
Jindal Saw Ltd.	149,931	509,278
Vedanta Ltd.	58,985	305,658
		814,936
TOTAL MATERIALS		814,936
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Tosei Corp.	9,500	150,783
TOTAL REAL ESTATE		150,783

The accompanying notes are an integral part of these financial statements.

9

Hood River International Opportunity Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
UTILITIES - 6.3%
Electric Utilities - 3.5%
Korea Electric Power Corp.(a)	23,420	$317,265
Kyushu Electric Power Co., Inc.	19,089	170,747
Pampa Energia SA - ADR(a)	6,733	592,100
Tenaga Nasional Bhd	152,279	508,574
		1,588,686
Independent Power and Renewable Electricity Producers - 1.3%
Capital Power Corp.	13,751	609,561
Water Utilities - 1.5%
VA Tech Wabag Ltd.(a)	36,795	703,786
TOTAL UTILITITES		2,902,033
TOTAL COMMON STOCKS (Cost $40,577,632)		42,939,407
CLOSED END INVESTMENT TRUSTS - 0.4%
Sprott Physical Uranium Trust(a)	11,127	192,386
TOTAL CLOSED END INVESTMENT TRUSTS (Cost $196,369)		192,386
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Track & Field Co. SA, 0.00%,	68,006	97,557
TOTAL PREFERRED STOCKS (Cost $129,834)		97,557

Units
SHORT-TERM INVESTMENTS - 14.1%
Investments Purchased with Proceeds from Securities Lending - 7.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(e)	3,461,811	3,461,811

	Shares
Money Market Funds - 6.6%
First American Treasury Obligations Fund - Class X, 4.40%(e)	3,044,473	3,044,473
TOTAL SHORT-TERM INVESTMENTS (Cost $6,506,284)		6,506,284
TOTAL INVESTMENTS - 108.1% (Cost $47,410,119)		$49,735,634
Liabilities in Excess of Other Assets - (8.1)%		(3,738,255)
TOTAL NET ASSETS - 100.0%		$45,997,379

The accompanying notes are an integral part of these financial statements.

10

Hood River International Opportunity Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities totaled $821,011 or 1.8% of the Fund’s net assets.

(c)	All or a portion of this security was on loan as of December 31, 2024. The total market value of these securities was $3,277,688 which represented 7.1% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

11

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.4%
Cogent Communications Holdings, Inc.	19,541	$1,506,026
Interactive Media & Services - 2.9%
QuinStreet, Inc.(a)	36,274	836,841
Reddit, Inc. - Class A(a)	8,757	1,431,244
ZoomInfo Technologies, Inc.(a)	69,499	730,434
		2,998,519
TOTAL COMMUNICATIONS SERVICES		4,504,545
CONSUMER DISCRETIONARY - 12.7%
Broadline Retail - 2.6%
Global-e Online Ltd.(a)	19,137	1,043,541
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	14,849	1,629,381
		2,672,922
Hotels, Restaurants & Leisure - 5.0%
Genius Sports Ltd.(a)	133,844	1,157,751
Kura Sushi USA, Inc. - Class A(a)	21,913	1,984,879
Life Time Group Holdings, Inc.(a)	21,190	468,723
Rush Street Interactive, Inc.(a)	62,416	856,348
Sportradar Group AG - Class A(a)	41,055	711,894
		5,179,595
Household Durables - 1.8%
Landsea Homes Corp.(a)	22,707	192,782
SharkNinja, Inc.(a)	17,061	1,661,058
		1,853,840
Management of Companies and Enterprises – 1.0%
Viking Holdings Ltd. ORD SHS(a)	24,700	1,088,282
Specialty Retail - 1.3%
Abercrombie & Fitch Co. - Class A(a)	3,122	466,645
Camping World Holdings, Inc. - Class A(b)	43,920	925,834
		1,392,479
Textiles, Apparel & Luxury Goods - 1.0%
Amer Sports, Inc.(a)	19,393	542,228
Tapestry, Inc.	8,678	566,934
		1,109,162
TOTAL CONSUMER DISCREIONARY		13,296,280
CONSUMER STAPLES - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Sprouts Farmers Market, Inc.(a)	9,917	1,260,153
TOTAL CONSUMER STAPLES		1,260,153
ENERGY - 6.0%
Energy Equipment & Services - 0.7%
Select Water Solutions, Inc.	59,069	782,074

The accompanying notes are an integral part of these financial statements.

12

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
ENERGY - (Continued)
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp.(a)	33,872	$1,187,214
Expand Energy Corp.	5,565	553,996
New Fortress Energy, Inc.(b)	155,620	2,352,974
NexGen Energy Ltd.(a)	119,923	791,492
Northern Oil & Gas, Inc.(b)	14,803	550,079
		5,435,755
TOTAL ENERGY		6,217,829
FINANCIALS - 2.7%
Banks - 2.7%
Customers Bancorp, Inc.(a)	15,568	757,850
Western Alliance Bancorp	25,098	2,096,687
		2,854,537
TOTAL FINANCIALS		2,854,537
HEALTH CARE - 20.1%
Biotechnology - 11.8%
Biohaven Ltd.(a)	11,225	419,254
Blueprint Medicines Corp.(a)	11,452	998,843
Crinetics Pharmaceuticals, Inc.(a)	12,354	631,660
Cytokinetics, Inc.(a)(b)	10,594	498,342
Immunovant, Inc.(a)(b)	16,307	403,924
Insmed, Inc.(a)	18,742	1,293,948
Iovance Biotherapeutics, Inc.(a)	134,329	994,035
Krystal Biotech, Inc.(a)	6,798	1,064,975
Madrigal Pharmaceuticals, Inc.(a)(b)	1,148	354,238
MoonLake Immunotherapeutics(a)(b)	9,732	526,988
Natera, Inc.(a)	4,480	709,184
Neurocrine Biosciences, Inc.(a)	9,172	1,251,978
REVOLUTION Medicines, Inc.(a)(b)	22,424	980,826
Rhythm Pharmaceuticals, Inc.(a)(b)	9,418	527,220
Scholar Rock Holding Corp.(a)	26,385	1,140,360
Vaxcyte, Inc.(a)(b)	4,865	398,249
Viking Therapeutics, Inc.(a)	4,492	180,758
		12,374,782
Health Care Equipment & Supplies - 2.9%
AtriCure, Inc.(a)(b)	43,987	1,344,242
Enovis Corp.(a)	9,775	428,927
Lantheus Holdings, Inc.(a)(b)	7,593	679,270
Tandem Diabetes Care, Inc.(a)	19,342	696,699
		3,149,138
Health Care Providers & Services - 2.9%
Community Health Systems, Inc.(a)	62,852	187,927
Guardant Health, Inc.(a)	21,616	660,369
National HealthCare Corp.	3,862	415,397
COMMON STOCKS - (Continued)

The accompanying notes are an integral part of these financial statements.

13

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
HEALTH CARE - (Continued)
Health Care Providers & Services - (Continued)
RadNet, Inc.(a)	18,837	$1,315,575
Select Medical Holdings Corp.	21,690	408,857
		2,988,125
Pharmaceuticals - 2.5%
Axsome Therapeutics, Inc.(a)	9,354	791,442
Intra-Cellular Therapies, Inc.(a)	8,412	702,570
Verona Pharma PLC - ADR(a)	21,845	1,014,481
		2,508,493
TOTAL HEALTH CARE		21,020,538
INDUSTRIALS - 21.6%
Aerospace & Defense - 4.0%
Axon Enterprise, Inc.(a)(b)	4,166	2,475,937
Bombardier, Inc. - Class B(a)	14,446	982,362
Kratos Defense & Security Solutions, Inc.(a)	33,518	884,205
		4,342,504
Commercial Services & Supplies - 2.8%
Clean Harbors, Inc.(a)	3,567	820,909
GFL Environmental, Inc.	45,988	2,048,306
		2,869,215
Construction & Engineering - 6.1%
Argan, Inc.	3,327	455,932
Comfort Systems USA, Inc.(b)	3,747	1,588,953
Everus Construction Group, Inc.(a)	4,177	274,638
Fluor Corp.(a)	27,386	1,350,678
MasTec, Inc.(a)	20,578	2,801,489
		6,471,690
Electrical Equipment - 0.9%
Hubbell, Inc.	2,155	902,708
Gas Utilities - 0.3%
MDU Resources Group, Inc.	16,712	301,150
Ground Transportation - 1.4%
XPO, Inc.(a)	11,500	1,508,225
Machinery - 1.1%
Flowserve Corp.	8,585	493,809
Symbotic, Inc.(a)	25,904	614,184
		1,107,993
Marine Transportation - 0.3%
Kirby Corp.(a)	2,506	265,135

The accompanying notes are an integral part of these financial statements.

14

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INDUSTRIALS - (Continued)
Trading Companies & Distributors - 4.7%
FTAI Aviation Ltd.	25,982	$3,742,447
Xometry, Inc. - Class A(a)(b)	28,932	1,234,239
		4,976,686
TOTAL INDUSTRIALS		22,745,306
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 1.1%
Ciena Corp.(a)	7,641	648,033
Lumentum Holdings, Inc.(a)(b)	5,930	497,824
		1,145,857
Consumer Finance - 2.5%
Dave, Inc.(a)	30,410	2,643,236
Electronic Equipment, Instruments & Components - 2.7%
Coherent Corp.(a)	18,834	1,784,145
Corning, Inc.	14,803	703,439
Powerfleet, Inc. NJ(a)	50,426	335,837
		2,823,421
IT Services - 3.0%
Applied Digital Corp.(a)(b)	197,162	1,506,318
DigitalOcean Holdings, Inc.(a)(b)	12,676	431,871
MongoDB, Inc.(a)	1,833	426,741
Twilio, Inc. - Class A(a)	7,549	815,896
		3,180,826
Professional Services - 0.7%
ExlService Holdings, Inc.(a)	17,169	761,960
Semiconductors & Semiconductor Equipment - 6.2%
Entegris, Inc.	4,111	407,236
Lattice Semiconductor Corp.(a)	11,552	654,421
Marvell Technology, Inc.	18,649	2,059,782
MKS Instruments, Inc.	3,388	353,673
Semtech Corp.(a)	48,879	3,023,165
		6,498,277
Software - 8.4%
ACI Worldwide, Inc.(a)	46,054	2,390,662
AudioEye, Inc.(a)	26,431	402,016
BlackBerry Ltd.(a)	195,754	739,950
Cadence Design Systems, Inc.(a)	2,497	750,249
Clearwater Analytics Holdings, Inc. - Class A(a)	13,638	375,318
CyberArk Software Ltd.(a)	2,651	883,181
Onestream, Inc.(a)	9,751	278,099
Q2 Holdings, Inc.(a)	11,466	1,154,053

The accompanying notes are an integral part of these financial statements.

15

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INFORMATION TECHNOLOGY - (Continued)
SentinelOne, Inc. - Class A(a)	28,334	$629,015
Varonis Systems, Inc.(a)	26,169	1,162,689
		8,765,232
Technology Hardware, Storage & Peripherals - 0.2%
Canaan, Inc. - ADR(a)	87,380	179,129
TOTAL INFORMATION TECHNOLOGY		25,997,938
MATERIALS - 2.7%
Chemicals - 0.7%
DuPont de Nemours, Inc.	9,236	704,245
Construction Materials - 2.0%
Eagle Materials, Inc.	2,834	699,318
Knife River Corp.(a)	13,833	1,405,986
		2,105,304
TOTAL MATERIALS		2,809,549
REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Landbridge Co. LLC - Class A	15,599	1,007,695
TOTAL REAL ESTATE		1,007,695
UTILITIES - 0.8%
Electric Utilities - 0.8%
NRG Energy, Inc.	9,538	860,518
TOTAL UTILITIES		860,518
TOTAL COMMON STOCKS (Cost $99,978,919)		102,574,888

Units
SHORT-TERM INVESTMENTS - 13.2%
Investments Purchased with Proceeds from Securities Lending - 10.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(c)	11,211,420	11,211,420

	Shares
Money Market Funds - 2.5%
First American Treasury Obligations Fund - Class X, 4.40%(c)	2,622,076	2,622,076
TOTAL SHORT-TERM INVESTMENTS (Cost $13,833,496)		13,833,496
TOTAL INVESTMENTS - 111.1% (Cost $113,812,415)		$116,408,384
Liabilities in Excess of Other Assets - (11.1)%		(11,618,601)
TOTAL NET ASSETS - 100.0%		$104,789,783

The accompanying notes are an integral part of these financial statements.

16

Hood River New Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of December 31, 2024. The total market value of these securities was $10,820,208 which represented 10.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

17

Hood River Funds
STATEMENTS OF ASSETS AND LIABILITIES
at December 31, 2024 (Unaudited)

	Hood River Small-Cap Growth Fund	Hood River International Opportunity Fund	Hood River New Opportunities Fund
Assets:
Investments at value* (Including securities on loan valued at $581,947,907, $3,277,688 and $10,820,208 respectively)	$4,507,522,958	$ 49,735,634	$116,408,384
Foreign Currency at value**	—	805	—
Receivables:
Securities sold	21,412,302	3,711	803,278
Fund shares sold	3,555,651	699,522	1,580,405
Dividends and interest	1,414,465	39,725	23,634
Securities lending income	101,367	902	2,209
Prepaid expenses	201,564	56,148	63,159
Total assets	4,534,208,307	50,536,447	118,881,069
Liabilities:
Payables:
Payable upon return of collateral for securities loaned	599,353,210	3,461,811	11,211,420
Securities purchased	30,142,327	1,019,524	2,485,286
Fund shares redeemed	4,294,842	—	278,420
Advisory fee	3,096,607	11,883	38,049
Service fees	373,763	4,189	13,625
Administration and fund accounting fees	329,179	3,395	11,592
Distribution fees	277,070	886	198
Transfer agent fees and expenses	57,127	17,018	22,970
Custody fees	31,082	1,313	621
Audit Fees	7,221	7,143	7,548
Compliance fees	2,830	2,770	3,336
Printing and Mailing Fees	—	2,821	2,219
Other accrued expenses	46,413	6,315	16,002
Total liabilities	638,011,671	4,539,068	14,091,286
Net assets	$ 3,896,196,636	$45,997,379	$104,789,783
Net assets consist of:
Capital stock	$ 2,900,944,837	$ 44,290,339	$103,158,189
Total distributable earnings	995,251,799	1,707,040	1,631,594
Net assets	$ 3,896,196,636	$ 45,997,379	$104,789,783
* Investments at cost	$ 3,489,043,582	$47,410,119	$113,812,415
** Foreign currency at cost	$—	$805	$—
Investor Shares:
Net assets applicable to outstanding Investor Shares	$238,146,070	$545,299	$645,194
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	3,280,996	46,694	49,027
Net asset value, offering price and redemption price per share	$72.58	$11.68	$13.16

The accompanying notes are an integral part of these financial statements.

18

Hood River Funds
STATEMENTS OF ASSETS AND LIABILITIES
at December 31, 2024 (Unaudited) (Continued)

	Hood River Small-Cap Growth Fund	Hood River International Opportunity Fund	Hood River New Opportunities Fund
Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$2,087,729,209	$ 42,857,092	$ 101,357,621
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	28,072,415	3,663,207	7,693,796
Net asset value, offering price and redemption price per share	$74.37	$11.70	$13.17
Retirement Shares:
Net assets applicable to outstanding Retirement Shares	$1,570,321,357	$2,594,988	$2,786,968
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	20,968,766	221,316	211,610
Net asset value, offering price and redemption price per share	$74.89	$11.73	$13.17

The accompanying notes are an integral part of these financial statements.

19

Hood River Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)

	Hood River Small-Cap Growth Fund	Hood River International Opportunity Fund	Hood River New Opportunities Fund*
Investment income
Dividends (net of foreign taxes withheld of $9,495, $14,579 and $7, respectively)	$ 6,004,981	$84,063	$54,957
Interest	2,264,219	32,160	35,089
Securities lending income (Note 9)	402,970	3,192	3,550
Total investment income	8,672,170	119,415	93,596
Expenses:
Investment advisory fees (Note 4)	15,714,149	111,410	115,695
Administration and fund accounting fees (Note 4)	658,390	18,186	14,953
Service fees (Note 6)
Service fees - Investor Shares	110,828	200	79
Service fees - Institutional Shares	925,736	7,750	14,584
Distribution fees (Note 5)
Distribution fees - Investor Shares	277,070	555	198
Federal and state registration fees	146,858	25,576	410
Transfer agent fees and expenses	125,212	37,720	33,799
Custody fees	75,440	14,536	3,767
Reports to shareholders	33,028	1,288	2,311
Legal fees	18,032	21,528	13,637
Trustees’ fees and expenses	13,340	13,524	10,805
Audit fees	8,832	9,016	7,548
Compliance expense	5,888	5,888	5,396
Deferred expenses	—	—	51,399
Other	17,204	5,888	3,711
Total expenses before reimbursement from advisor	18,130,007	273,065	278,292
Expense recoupment (reimbursement) to advisor (Note 4)	16,985	(142,539)	(132,310)
Net expenses	18,146,992	130,526	145,982
Net investment loss	$ (9,474,822)	$ (11,111)	$(52,386)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on transactions from:
Investments	$ 150,229,267	$(20,830)	$(910,405)
Foreign currency related transactions	—	(39,710)	(1,583)
Net change in unrealized appreciation (depreciation) on:
Investments	329,337,992	553,547	2,595,968
Foreign currency related transactions	—	(247)
Net realized and unrealized gain on investment	479,567,259	492,760	1,683,980
Net increase in net assets resulting from operations	$ 470,092,437	$481,649	$ 1,631,594

*
The Hood River New Opportunities Fund commenced operations on August 5, 2024.
The accompanying notes are an integral part of these financial statements.

20

Hood River Small-Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31 ,2024 (Unaudited)	Year Ended June 30, 2024
Operations:
Net investment loss	$ (9,474,822)	$(8,790,795)
Net realized gain on investments	150,229,267	114,205,889
Net change in unrealized appreciation on investments	329,337,992	355,795,924
Net increase in net assets resulting from operations	470,092,437	461,211,018
Distributions:
Investor Shares	(8,843,957)	—
Institutional Shares	(75,716,503)	—
Retirement Shares	(56,401,899)	—
Total distributions	(140,962,359)	—
Capital Share Transactions:
Proceeds from shares sold
Investor Shares	57,966,793	113,611,267
Institutional Shares	660,123,759	651,973,250
Retirement Shares	453,798,061	251,377,698
Proceeds from shares issued to holders in reinvestment of dividends
Investor Shares	8,829,429	—
Institutional Shares	73,463,488	—
Retirement Shares	56,401,854	—
Cost of shares redeemed
Investor Shares	(35,451,926)	(48,617,075)
Institutional Shares	(208,997,254)	(214,509,296)
Retirement Shares	(136,731,473)	(131,526,849)
Net increase in net assets from capital share transactions	929,402,731	622,308,995
Total increase in net assets	1,258,532,809	1,083,520,013
Net Assets:
Beginning of period	2,637,663,827	1,554,143,814
End of period	$ 3,896,196,636	$ 2,637,663,827
Changes in Shares Outstanding:
Shares sold
Investor Shares	801,799	2,102,866
Institutional Shares	8,982,163	11,162,697
Retirement Shares	6,254,809	4,338,610
Proceeds from shares issued to holders in reinvestment of dividends
Investor Shares	115,161	—
Institutional Shares	935,364	—
Retirement Shares	713,135	—
Shares redeemed
Investor Shares	(489,765)	(858,937)
Institutional Shares	(2,782,044)	(3,728,665)
Retirement Shares	(1,821,707)	(2,297,504)
Net increase in shares outstanding	12,708,915	10,719,067

The accompanying notes are an integral part of these financial statements.

21

Hood River International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31 ,2024 (Unaudited)	Year Ended June 30, 2024
Operations:
Net investment income (loss)	$(11,111)	$3,101
Net realized gain (loss) on investments	(60,540)	195,543
Net change in unrealized appreciation on investments	553,300	1,463,260
Net increase in net assets resulting from operations	481,649	1,661,904
Distributions:
Investor Shares	(132)	(1,367)
Institutional Shares	(57,687)	(59,139)
Retirement Shares	(4,806)	(20,029)
Total distributions	(62,625)	(80,535)
Capital Share Transactions:
Proceeds from shares sold
Investor Shares	231,883	375,632
Institutional Shares	32,184,227	9,329,858
Retirement Shares	149,303	1,417,676
Proceeds from shares issued to holders in reinvestment of dividends
Investor Shares	132	1,367
Institutional Shares	54,899	56,155
Retirement Shares	4,806	20,029
Cost of shares redeemed
Investor Shares	(109,173)	(11,585)
Institutional Shares	(1,150,230)	(732,597)
Retirement Shares	(128,920)	(220,999)
Net increase in net assets from capital share transactions	31,236,927	10,235,536
Total increase in net assets	31,655,951	11,816,905
Net Assets:
Beginning of period	14,341,428	2,524,523
End of period	$45,997,379	$ 14,341,428
Changes in Shares Outstanding:
Shares sold
Investor Shares	19,726	37,558
Institutional Shares	2,746,623	901,225
Retirement Shares	12,808	137,866
Proceeds from shares issued to holders in reinvestment of dividends
Investor Shares	11	146
Institutional Shares	4,515	5,980
Retirement Shares	394	2,130
Shares redeemed
Investor Shares	(9,556)	(1,191)
Institutional Shares	(101,293)	(72,713)
Retirement Shares	(11,325)	(20,636)
Net increase in shares outstanding	2,661,903	990,365

The accompanying notes are an integral part of these financial statements.

22

Hood River New Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

Period from August 5, 2024* through December 31, 2024 (Unaudited)
Operations:
Net investment loss	$(52,386)
Net realized loss on investments	(911,988)
Net change in unrealized appreciation on investments	2,595,968
Net increase in net assets resulting from operations	1,631,594
Capital Share Transactions:
Proceeds from shares sold
Investor Shares	1,045,410
Institutional Shares	100,459,889
Retirement Shares	2,801,646
Cost of shares redeemed
Investor Shares	(359,526)
Institutional Shares	(789,121)
Retirement Shares	(109)
Net increase in net assets from capital share transactions	103,158,189
Total increase in net assets	104,789,783
Net Assets:
Beginning of period	—
End of period	$ 104,789,783
Changes in Shares Outstanding:
Shares sold
Investor Shares	76,374
Institutional Shares	7,754,905
Retirement Shares	211,618
Shares redeemed
Investor Shares	(27,347)
Institutional Shares	(61,109)
Retirement Shares	(8)
Net increase in shares outstanding	7,954,433

*
The Hood River New Opportunities Fund commenced operations on August 5, 2024.
The accompanying notes are an integral part of these financial statements.

23

Hood River Small-Cap Growth Fund
FINANCIAL HIGHLIGHTS
Investor Shares
For a capital share outstanding throughout each period presented

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Net Asset Value - Beginning of period	$65.06	$52.65	$44.26	$75.04	$44.40	$41.36
Income from Investment Operations:
Net investment loss[1]	(0.30)	(0.41)	(0.34)	(0.41)	(0.42)	(0.34)
Net realized and unrealized gain (loss) on investments	10.61	12.82	8.73	(17.41)	35.02	3.38
Total from investment operations	10.31	12.41	8.39	(17.82)	34.60	3.04
Less Distributions:
Distributions from net realized gains	(2.79)	—	—	(12.96)	(3.96)	—
Total distributions	(2.79)	—	—	(12.96)	(3.96)	—
Net Asset Value - End of period	$72.58	$65.06	$52.65	$44.26	$75.04	$44.40
Total Return	15.62%^	23.57%	18.96%	(28.85)%	80.27%	7.35%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$238,146	$185,679	$84,753	$39,866	$18,428	$9,274
Ratio of operating expenses to average net assets:
Before recoupments/reimbursements	1.32%+	1.31%	1.24%	1.25%	1.26%	1.27%
After recoupments/reimbursements	1.32%+	1.31%	1.24%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets:
Before recoupments/reimbursements	(0.82)%+	(0.73)%	(0.71)%	(0.71)%	(0.69)%	(0.90)%
After recoupments/reimbursements	(0.82)%+	(0.73)%	(0.71)%	(0.71)%	(0.68)%	(0.88)%
Portfolio turnover rate	45%^	98%	95%	77%	119%	157%

+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

24

Hood River Small-Cap Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout each period presented

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Net Asset Value - Beginning of period	$66.52	$53.70	$45.07	$76.04	$44.87	$41.71
Income from Investment Operations:
Net investment loss[1]	(0.21)	(0.28)	(0.26)	(0.32)	(0.30)	(0.27)
Net realized and unrealized gain (loss) on investments	10.85	13.10	8.89	(17.69)	35.43	3.43
Total from investment operations	10.64	12.82	8.63	(18.01)	35.13	3.16
Less Distributions:
Distributions from net realized gains	(2.79)	—	—	(12.96)	(3.96)	—
Total distributions	(2.79)	—	—	(12.96)	(3.96)	—
Net Asset Value - End of period	$74.37	$66.52	$53.70	$45.07	$76.04	$44.87
Total Return	15.76%^	23.89%	19.15%	(28.71)%	80.66%	7.55%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,087,729	$1,392,826	$725,117	$438,898	$433,921	$257,909
Ratio of operating expenses to average net assets:
Before recoupments/ reimbursements	1.07%+	1.07%	1.07%	1.06%	1.06%	1.07%
After recoupments/ reimbursements	1.07%+	1.07%	1.07%	1.06%	1.05%	1.05%
Ratio of net investment loss to average net assets:
Before recoupments/ reimbursements	(0.57)%+	(0.48)%	(0.53)%	(0.52)%	(0.49)%	(0.69)%
After recoupments/ reimbursements	(0.57)%+	(0.48)%	(0.53)%	(0.52)%	(0.48)%	(0.67)%
Portfolio turnover rate	45%^	98%	95%	77%	119%	157%

+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

25

Hood River Small-Cap Growth Fund
FINANCIAL HIGHLIGHTS
Retirement Shares
For a capital share outstanding throughout each period presented

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Net Asset Value - Beginning of period	$66.94	$54.01	$45.28	$76.29	$44.98	$41.78
Income from Investment Operations:
Net investment loss[1]	(0.17)	(0.23)	(0.22)	(0.29)	(0.26)	(0.25)
Net realized and unrealized gain (loss) on investments	10.91	13.16	8.95	(17.76)	35.53	3.45
Total from investment operations	10.74	12.93	8.73	(18.05)	35.27	3.20
Less Distributions:
Distributions from net realized gains	(2.79)	—	—	(12.96)	(3.96)	—
Total distributions	(2.79)	—	—	(12.96)	(3.96)	—
Net Asset Value - End of period	$74.89	$66.94	$54.01	$45.28	$76.29	$44.98
Total Return	15.83%^	23.94%	19.28%	(28.66)%	80.76%	7.61%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,570,321	$1,059,159	$744,273	$549,066	$710,935	$335,863
Ratio of operating expenses to average net assets:
Before recoupments/ reimbursements	0.97%+	0.99%	0.99%	0.99%	1.00%	1.01%
After recoupments/ reimbursements	0.97%+	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment loss to average net assets:
Before recoupments/ reimbursements	(0.47)%+	(0.40)%	(0.43)%	(0.45)%	(0.41)%	(0.64)%
After recoupments/ reimbursements	(0.47)%+	(0.40)%	(0.43)%	(0.45)%	(0.40)%	(0.62)%
Portfolio turnover rate	45%^	98%	95%	77%	119%	157%

+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

26

Hood River International Opportunity Fund
FINANCIAL HIGHLIGHTS
Investor Shares
For a capital share outstanding throughout each period presented

	Six Months Ended December 31, 2024 (Unaudited)	Period from August 11, 2023* through June 30, 2024
Net Asset Value - Beginning of Period	$11.27	$9.15
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.02)
Net realized and unrealized gain on investments	0.44	2.28
Total from investment operations	0.41	2.26
Less Distributions:
Distributions from net investment income	0.00[2]	(0.14)
Total distributions	0.00	(0.14)
Net Asset Value - End of Period	$11.68	$11.27
Total Return	3.57%^	25.08%^
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$545	$412
Ratio of operating expenses to average net assets:
Before reimbursements	3.00%+	5.15%+
After reimbursements	1.49%+	1.47%+
Ratio of net investment loss to average net assets:
Before reimbursements	(1.95)%+	(3.87)%+
After reimbursements	(0.44)%+	(0.19)%+
Portfolio turnover rate	41%^	119%^

*	Operations commenced for the Investor Shares on August 11, 2023.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	This value was less than 0.005.
The accompanying notes are an integral part of these financial statements.

27

Hood River International Opportunity Fund
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout each period presented

	Six months ended December 31, 2024 (Unaudited)	Year Ended June 30,		September 28, 2021* through June 30, 2022
		2024	2023
Net Asset Value - Beginning of Period	$11.30	$9.04	$7.02	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.01	0.04	(0.03)
Net realized and unrealized gain (loss) on investments	0.43	2.39	1.98	(2.93)
Total from investment operations	0.42	2.40	2.02	(2.96)
Less Distributions:
Dividends from net investment income	(0.02)	(0.14)	—	—
Distributions from net realized gains	—	—	—	(0.02)
Total distributions	(0.02)	(0.14)	—	(0.02)
Net Asset Value - End of Period	$11.70	$11.30	$9.04	$7.02
Total Return	3.70%^	26.73%	28.77%	(29.65)%^
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$42,857	$11,446	$1,618	$1,590
Ratio of operating expenses to average net assets:
Before reimbursements	2.56%+	5.53%	15.95%	12.57%+
After reimbursements	1.24%+	1.27%	1.50%	1.50%+
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(1.48)%+	(4.21)%	(13.87)%	(11.57)%+
After reimbursements	(0.16)%+	0.05%	0.58%	(0.50)%+
Portfolio turnover rate	41%^	119%	172%	98%^

*	Operations commenced for the Institutional Shares on September 28, 2021.
+	Annualized
^	Not Annualized
[1]	The net investment income/(loss) per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

28

Hood River International Opportunity Fund
FINANCIAL HIGHLIGHTS
Retirement Shares
For a capital share outstanding throughout each period presented

	Six months ended December 31, 2024 (Unaudited)	Year Ended June 30,		December 22, 2021* through June 30, 2022
		2024	2023
Net Asset Value - Beginning of Period	$11.32	$9.06	$7.02	$10.06
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.00[2]	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.44	2.40	1.99	(3.06)
Total from investment operations	0.43	2.40	2.04	(3.04)
Less Distributions:
Distributions from net investment income	(0.02)	(0.14)	—	—
Total distributions	(0.02)	(0.14)	—	—
Net Asset Value - End of Period	$11.73	$11.32	$9.06	$7.02
Total Return	3.81%^	26.81%	29.06%	(30.22)%^
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,595	$2,484	$907	$496
Ratio of operating expenses to average net assets:
Before reimbursements	2.69%+	5.61%	16.29%	11.80%+
After reimbursements	1.15%+	1.21%	1.40%	1.40%+
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(1.64)%+	(4.32)%	(14.22)%	(9.95)%+
After reimbursements	(0.10)%+	0.08%	0.67%	0.45%+
Portfolio turnover rate	41%^	119%	172%	98%^

*	Operations commenced for the Retirement Shares on December 22, 2021.
+	Annualized
^	Not Annualized
[1]	The net investment income/(loss) per share was calculated using the average shares outstanding method.
[2]	This value was less than 0.005.
The accompanying notes are an integral part of these financial statements.

29

Hood River New Opportunities Fund
FINANCIAL HIGHLIGHTS
Investor Shares
For a capital share outstanding throughout each period presented

Period from August 5, 2024* through December 31, 2024
Net Asset Value - Beginning of Period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)
Net realized and unrealized gain on investments	3.20
Total from investment operations	3.16
Less Distributions:
Distributions from net realized gains	—
Total distributions	—
Net Asset Value - End of Period	$ 13.16
Total Return	31.60%^
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$645
Ratio of operating expenses to average net assets:
Before reimbursements	2.48%+
After reimbursements	1.18%+
Ratio of net investment loss to average net assets:
Before reimbursements	(1.97)%+
After reimbursements	(0.67)%+
Portfolio turnover rate	31%^

*	Operations commenced for the Investor Shares on August 5, 2024.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

30

Hood River New Opportunities Fund
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout each period presented

Period from August 5, 2024* through December 31, 2024
Net Asset Value - Beginning of Period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)
Net realized and unrealized gain on investments	3.19
Total from investment operations	3.17
Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value - End of Period	$13.17
Total Return	31.70%^
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$101,358
Ratio of operating expenses to average net assets:
Before reimbursements	1.81%+
After reimbursements	0.95%+
Ratio of net investment loss to average net assets:
Before reimbursements	(1.20)%+
After reimbursements	(0.34)%+
Portfolio turnover rate	31%^

*	Operations commenced for the Institutional Shares on August 5, 2024.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

31

Hood River New Opportunities Fund
FINANCIAL HIGHLIGHTS
Retirement Shares
For a capital share outstanding throughout each period presented

Period from August 5, 2024* through December 31, 2024
Net Asset Value - Beginning of Period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain on investments	3.18
Total from investment operations	3.17
Less Distributions:
Distributions from net realized gains	—
Total distributions	—
Net Asset Value - End of Period	$13.17
Total Return	31.70%^
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,787
Ratio of operating expenses to average net assets:
Before reimbursements	1.26%+
After reimbursements	0.85%+
Ratio of net investment loss to average net assets:
Before reimbursements	(0.67)%+
After reimbursements	(0.26)%+
Portfolio turnover rate	31%^

*	Operations commenced for the Retirement Shares on August 5, 2024.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

32

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
Manager Directed Portfolios (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple series, and was organized as a Delaware statutory trust on April 4, 2006. These financial statements relate to the Hood River Small-Cap Growth Fund, the Hood River International Opportunity Fund, and the Hood River New Opportunities Fund (each a “Fund” and collectively, the “Funds”). Each Fund is an open-end management investment company that is a diversified series of the Trust. The investment objective of the Hood River Small-Cap Growth Fund and the Hood River International Opportunity Fund is long-term growth of capital. The investment objective of the Hood River New Opportunities Fund is long-term capital appreciation. The Hood River Small-Cap Growth Fund’s Institutional Shares commenced operations on January 2, 2003. The Hood River Small-Cap Growth Fund’s Investor Shares commenced operations on July 7, 2015. The Hood River Small-Cap Growth Fund’s Retirement Shares commenced operations on March 3, 2017. The Hood River International Opportunity Fund’s Institutional Shares commenced operations on September 28, 2021. The Hood River International Opportunity Fund’s Retirement Shares commenced operations on December 22, 2021. The Hood River International Opportunity Fund’s Investor Shares commenced operations on August 12, 2023. The Hood River New Opportunities Fund commenced operations for all three of its share classes on August 5, 2024. Each class of shares differs principally in its respective distribution or shareholder servicing expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Funds for the prior three fiscal years are open for examination. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended December 31, 2024.
C.
Securities Transactions, Income, Expenses and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and

33

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Funds are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of December 31, 2024, and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

34

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the valuation designee (the “Valuation Designee”) to perform all fair valuations of each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The Hood River International Opportunity Fund uses ICE Data Services (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Designee. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

35

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Funds’ securities as of December 31, 2024:
Hood River Small-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,830,666,706	$ —	$ —	$3,830,666,706
Real Estate Investment Trusts	28,249,951	—	—	28,249,951
Corporate Bonds	—	—	6,500,000	6,500,000
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	599,353,210
Money Market Funds	42,753,091	—	—	42,753,091
Total Investments	$3,901,669,748	$—	$6,500,000	$4,507,522,958

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There was a purchase into a Level 3 security during the reporting period as compared to the security classifications from the prior year’s annual report.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $599,353,210 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
July 1, 2024 Market Value	$—
Purchases	6,500,000
Sales proceeds (and/or rights exercised)	—
Accrued discounts/premiums net	—
Change in unrealized appreciation/(depreciation)	—
Transfer in and/or (out) of Level 3	—
Balance as of December 31, 2024	$6,500,000

As of December 31, 2024, there was no change in unrealized depreciation on positions held in the Small-Cap Growth Fund for Cariloha.
Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments in the Small-Cap Growth Fund of December 31, 2024. The table is not intended to be all-inclusive but instead identifies the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Primary Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average(a)	Valuation from a Decrease in Input
Bond	$6,500,000	Cost	N/A	100%	—

(a)	Weighted Averages are calculated based on Fair Value of investments.

36

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
Hood River International Opportunity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,325,864	$15,613,543	$ —	$42,939,407
Closed End Investment Trusts	192,386	—	—	192,386
Preferred Stocks	—	97,557	—	97,557
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,461,811
Money Market Funds	3,044,473	—	—	3,044,473
Total Investments	$30,562,723	$15,711,100	$—	$49,735,634

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,461,811 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Hood River New Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$102,574,888	$ —	$ —	$102,574,888
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	11,211,420
Money Market Funds	2,622,076	—	—	2,622,076
Total Investments	$105,196,964	$—	$—	$116,408,384

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $11,211,420 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended December 31, 2024, Hood River Capital Management LLC, (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.90% of the average daily net assets of the Small Cap-Growth Fund, 1.05% for the International Opportunity Fund and 0.75% for the New Opportunities Fund. Prior to November 1, 2023, the Advisor was entitled to a monthly fee at an annual rate of 1.30% for the International Opportunity Fund. For the period ended December 31, 2024, the Small-Cap Growth Fund incurred $15,714,149 in advisory fees. Advisory fees payable at December 31, 2024 for the Small-Cap Growth Fund were $3,096,607. For the period ended December 31, 2024, the International Opportunity Fund incurred $111,410 in advisory fees. Advisory fees payable at December 31, 2024 for the International Opportunity Fund were $11,883. For the period ended December 31, 2024, the New Opportunities Fund incurred $115,695 in advisory fees. Advisory fees payable at December 31, 2024 for the New Opportunities Fund were $38,049.
Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expense for each Fund to ensure that the total annual operating expenses excluding taxes,

37

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) do not exceed the following amounts of the average daily net assets for each class of shares:
Hood River Small-Cap Growth Fund
Investor Shares	0.99%
Institutional Shares	0.99%
Retirement Shares	0.99%
Hood River International Opportunity Fund
Investor Shares	1.15%
Institutional Shares	1.15%
Retirement Shares	1.15%
Hood River New Opportunities Fund
Investor Shares	0.85%
Institutional Shares	0.85%
Retirement Shares	0.85%
Prior to November 1, 2023, the Advisor waived a portion of its advisory fee or reimbursed expenses to the extent the International Opportunity Fund’s total operating expenses (excluding taxes, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses) exceeded 1.40%.
For the period ended December 31, 2024, the Advisor waived fees and reimbursed expenses in the amounts of $0, $142,539 and $132,310, respectively, for the Small-Cap Growth Fund, International Opportunity Fund and New Opportunities Fund. The Hood River Small-Cap Growth Fund also paid recoupments to the Advisor in the amount of $16,985 for the period ended December 31, 2024. The waivers and reimbursements will remain in effect through November 30, 2025 for the Small-Cap Growth Fund, January 31, 2026 for the International Opportunity Fund, and August 5, 2027 for the New Opportunities Fund, unless terminated sooner by a mutual agreement of the Board and Advisor.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month dating back to August 5, 2024 for the Hood River New Opportunities Fund, and any subsequent month in the three-year period from the date of the management fee reduction and expense payment, for both the Hood River Small-Cap Growth Fund and Hood River International Opportunity Fund, if such reimbursement will not cause a Fund's total expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s prior review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
International Opportunity Fund
$191,498	6/30/2025
$300,864	6/30/2026
$269,486	6/30/2027
$142,539	6/30/2028
New Opportunities Fund
$132,310	6/30/2028

38

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds and provides Chief Compliance Officer Services. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended December 31, 2024, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

	Small-Cap Growth Fund	International Opportunity Fund	New Opportunities Fund
Administration & Fund Accounting	$658,390	$18,186	$14,953
Custody	$75,440	$14,536	$3,767
Transfer agency	$125,212	$37,720	$33,799
Compliance	$5,888	$5,888	$5,396

At December 31, 2024, the Funds had payables due to Fund Services for administration, fund accounting, transfer agency fees, and compliance fees, and to U.S. Bank N.A. for custody fees in the following amounts:

	Small-Cap Growth Fund	International Opportunity Fund	New Opportunities Fund
Administration & Fund Accounting	$329,179	$3,395	$11,592
Custody	$ 31,082	$1,313	$621
Transfer agency	$ 57,127	$17,018	$22,970
Compliance	$ 2,830	$2,770	$3,336

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.
Certain officers of the Funds are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Small-Cap Growth, International Opportunity and New Opportunities Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “12b-1 Plan”). The 12b-1 Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Funds’ Investor Shares. The expenses covered by the 12b-1 Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended December 31, 2024, the Small-Cap Growth Fund incurred distribution expenses on its Investor Shares of $277,070. For the period ended December 31, 2024, the Investor Shares of the International Opportunity Fund incurred distribution expenses in the amount $555. For the period ending December 31, 2024, the Investor Shares of the New Opportunities Fund incurred distribution expenses in the amount of $198.
NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds have adopted a shareholder servicing plan (the “Plan”) on behalf of each Fund’s Investor and Institutional Share Classes. Under the Plan, the Investor and Institutional Share Classes for each Fund are authorized to pay an annual shareholder servicing fee of up to 0.10% of each class’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Investor and Institutional Shares.

39

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Investor and Institutional Class shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist Investor and Institutional Class shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period ended December 31, 2024, the Funds incurred, under the Plan, shareholder servicing fees as follows:

	Small-Cap Growth Fund	International Opportunity Fund	New Opportunities Fund
Investor Shares	$110,828	$200	$79
Institutional Shares	$925,736	$7,750	$14,584

NOTE 7 – SECURITIES TRANSACTIONS
For the period ended December 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Small-Cap Growth Fund	$2,354,494,414	$1,503,728,875
International Opportunity Fund	$37,528,361	$8,776,599
New Opportunities Fund	$115,628,561	$14,739,236

There were no purchases or sales of long-term U.S. Government securities.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2024, the Small-Cap Growth Fund and International Opportunity Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Small-Cap Growth Fund	International Opportunity Fund
Cost of investments(a)	$2,324,513,767	$12,557,487
Gross unrealized appreciation	770,037,308	2,156,629
Gross unrealized depreciation	(94,824,753)	(472,267)
Net unrealized appreciation	675,212,555	1,684,362
Undistributed ordinary income	—	47,055
Undistributed long-term capital gain	—	—
Total distributable earnings	—	47,055
Other accumulated gains/(losses)	(9,090,834)	(443,394)
Total accumulated earnings/(losses)	$666,121,721	$ 1,288,023

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and partnership adjustments.
As of June 30, 2024, the Small-Cap Growth Fund had short-term capital losses in the amount of $2,141,626 with no expiration to offset future capital gains. The International Opportunity Fund had short-term capital losses in the amount of $340,315, with no expiration to offset future capital gains. The Small-Cap Growth Fund utilized capital loss carryover in the amount of $112,739,748 during the fiscal year.

40

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
As of June 30, 2024, the Funds deferred, on a tax basis, post-October losses of:

	Capital	Ordinary Late Year Loss Deferral
Small-Cap Growth Fund	$ —	$5,807,816
International Opportunity Fund	—	—

For the fiscal year ended June 30, 2024, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	Total accumulated earnings/(loss)	Capital stock
Small-Cap Growth Fund	$4,995,211	$(4,995,211)
International Opportunity Fund	10	(10)

These differences primarily relate to net operating losses.
The tax character of distributions paid during the year ended June 30, 2024, and the year ended June 30, 2023 were as follows:

	Year Ended June 30, 2024	Year Ended June 30, 2023
International Opportunity Fund Ordinary income	$80,535	$ —

The Hood River Small-Cap Growth Fund did not pay any distributions in the fiscal years ended June 2023 or June 2024. The Hood River New Opportunities Fund commenced operations after June 30, 2024.
NOTE 9 – SECURITIES LENDING
The Funds participate in securities lending arrangements whereby they lend certain portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Funds’ securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Advisor.
The Funds may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities. At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund total assets taken at fair market value. The Funds will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Funds will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.
As of December 31, 2024, each Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments.
The following table presents the securities out on loan for each Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

41

Hood River Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited) (Continued)
Securities Lending Transactions

Overnight and Continuous	Market Value of Securities on Loan	Investments Purchased with Asset Class out on Loan	Collateral Proceeds from Securities Lending	Pledged Counterparty^	Net Exposure
Hood River Small – Cap Growth Fund
	$581,947,907	Common Stock	$599,353,210	$599,353,210	$ —
Hood River International Opportunity Fund
	$3,277,688	Common Stock	$3,461,811	$3,461,811	$ —
Hood River New Opportunities Fund
	$10,820,208	Common Stock	$11,211,420	$11,211,420	$ —

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the Funds’ Schedules of Investments for details on the securities out on loan.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
NOTE 11 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, National Financial Services LLC held 32% of the outstanding shares of the Small-Cap Growth Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also beneficially owned.
As of December 31, 2024, Charles Schwab & Co., Inc. held 44% of the outstanding shares of the International Opportunity Fund and National Financial Services LLC held 42% of the shares of the International Opportunity Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co., Inc. or by National Financial Services LLC are also beneficially owned.
As of December 31, 2024, National Financial Services LLC held 83% of the outstanding shares of the New Opportunities Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also beneficially owned.
NOTE 12 – SEGMENT REPORTING
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ("ASU 2023-07"). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity's segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

42

Hood River Fund
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR THE HOOD RIVER SMALL-CAP GROWTH FUND AND HOOD RIVER INTERNATIONAL FUND
as of December 31, 2024 (Unaudited)
Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 19, 2024 to consider the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund”) and the Hood River International Opportunity Fund (the “International Opportunity Fund”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and the Funds’ investment advisor, Hood River Capital Management, LLC (“Hood River” or the “Advisor”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 17, 2024 to discuss the renewal of the Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement, comparative performance information, Hood River’s Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Hood River, including information regarding Hood River’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by each Fund under the Advisory Agreement, the expense limitation agreements between Hood River and the Trust, on behalf of each Fund, and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the information provided. The Trustees noted that they had met with representatives of Hood River via video conference earlier in the meeting for a business update and had met with representatives of Hood River in person earlier in the year to discuss Hood River’s investment strategy for the Funds, each Fund’s performance, updates about the Advisor’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by the Advisor, the performance of each Fund, brokerage and trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Funds
The Trustees considered the nature, extent and quality of services provided by the Advisor in the management of the Funds, including portfolio management, research, trading and compliance monitoring, as well as the qualifications and experience of personnel at the Advisor who are involved in the day-to-day activities of the Funds. The Board considered the Advisor’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Advisor’s compliance program. The Board also considered its previous experience with the Advisor providing investment management services to the Funds. The Trustees considered the information provided by the Advisor in response to the due diligence questionnaire and as part of their meetings with the Advisor. The Trustees concluded that the nature, extent and quality of services provided to each Fund by Hood River were appropriate and that each Fund was likely to continue to benefit from the services provided by Hood River under the Advisory Agreement.
2. Investment Performance of the Funds
Small-Cap Growth Fund. The Trustees considered the performance of the Fund for the one-year, three-year, five-year and ten-year periods ended June 30, 2024 on an absolute basis and in comparison to (1) the Fund’s primary benchmark index, (2) the Morningstar small growth peer group and (3) a peer group of funds constructed using Morningstar, Inc. data and presented by Barrington Partners, an independent third-party analytics firm (the “Barrington Cohort”). The Trustees also considered the Fund’s since-inception performance.

43

Hood River Fund
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR THE HOOD RIVER SMALL-CAP GROWTH FUND AND HOOD RIVER INTERNATIONAL FUND
as of December 31, 2024 (Unaudited) (Continued)
The Trustees noted that the Fund outperformed its benchmark, the Russell 2000 Growth Index, the Morningstar peer group average and its Barrington Cohort average for all periods. The Trustees reviewed the Fund’s performance relative to Hood River’s composite of other separately managed accounts managed with investment strategies similar to the Fund but did not consider the composite performance to be a material factor.
International Opportunity Fund. The Trustees considered the performance of the Fund for the one-year period ended June 30, 2024 on an absolute basis and in comparison to (1) the Fund’s primary benchmark index (2) the Morningstar foreign small/mid growth peer group and (3) its Barrington Cohort. The Trustees also considered the Fund’s since-inception performance.
The Trustees noted that the Fund outperformed its benchmark, the MSCI All Country World ex-USA Small Cap Index for the one-year and since-inception periods and that the Fund outperformed its Barrington Cohort average and Morningstar peer group for the one-year period. The Trustees reviewed the Fund’s performance relative to Hood River’s composite of other separately managed accounts managed with investment strategies similar to the Fund but did not consider the composite performance to be a material factor.
The Trustees concluded that each Fund’s performance was satisfactory and that each Fund and its shareholders were likely to benefit from Hood River’s continued management.
3. Advisory Fees and Expenses
The Trustees considered each Fund’s advisory fee rate and expense ratio relative to those of peer funds in the respective Barrington Cohort. The Trustees considered Hood River’s commentary regarding each Fund’s advisory fee rate.
Small-Cap Growth Fund. The Trustees noted that the Fund’s contractual management fee of 0.90% was higher than the Barrington Cohort average. The Trustees noted that the total net expense ratio for the Institutional Shares was higher than the Barrington Cohort average and lower than the Morningstar category average. The Trustees considered the fee waivers and expense reimbursements previously provided by Hood River and Hood River’s commitment to renew the expense limitation agreement.
The Board did not consider advisory fees charged to accounts managed by Hood River in a similar strategy to be a material factor, noting that Hood River does not believe any of the separately managed accounts are substantially similar to the Fund due to differences in services and regulatory requirements.
International Opportunity Fund. The Trustees noted that the Fund’s contractual management fee of 1.05% was slightly higher than the Barrington Cohort average. The Trustees noted that the total net expense ratio for the Institutional Shares was higher than the Barrington Cohort average and the Morningstar category average. The Trustees considered the fee waivers and expense reimbursements previously provided by Hood River and Hood River’s commitment to renew the expense limitation agreement.
The Board did not consider advisory fees charged to accounts managed by Hood River in a similar strategy to be a material factor, noting that Hood River does not believe any of the separately managed accounts are comparable to the Fund.
The Trustees concluded that each Fund’s expenses and the management fee paid to Hood River were fair and reasonable in light of the comparative expense and management fee information and the quality of the services provided to each Fund by Hood River.
4. Costs of Services Provided and Profits Realized by the Advisor
The Trustees considered Hood River’s financial statements and a profitability analysis prepared by Hood River based on the fees payable under the Advisory Agreement. The Trustees concluded that Hood River’s level of profitability from its relationship with the Small-Cap Growth Fund was reasonable. Given that Hood River had not yet generated profits from the International Opportunity Fund, the Trustees did not consider profitability to be a material factor for this Fund.

44

Hood River Fund
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR THE HOOD RIVER SMALL-CAP GROWTH FUND AND HOOD RIVER INTERNATIONAL FUND
as of December 31, 2024 (Unaudited) (Continued)
5. Economies of Scale
The Trustees compared each Fund’s expenses relative to its cohort and Morningstar peer group and considered potential economies of scale. The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as the Funds’ assets grow in size but considered that Hood River has been waiving fees or reimbursing expenses since each Fund’s inception. The Trustees considered that the Small-Cap Growth Fund was recently closed to most new investors and discussed information provided by Hood River regarding investments in personnel and resources that benefit the Funds. With respect to the Small-Cap Growth Fund, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Hood River and the Fund at the Fund’s current asset level. With respect to the International Opportunity Fund, the Trustees did not consider economies of scale to be a material factor given the current asset size of the Fund.
With respect to the Small-Cap Growth Fund, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between Hood River and the Fund at the Fund’s current asset level. With respect to the International Opportunity Fund, the Trustees did not consider economies of scale to be a material factor given the current asset size of the Fund.
6. Benefits Derived from the Relationship with the Funds
The Trustees considered the direct and indirect benefits that could be realized by Hood River from its association with each Fund. The Trustees concluded that the benefits Hood River may receive, such as soft dollar research, appear to be reasonable.
Conclusion
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year term as being in the best interests of each Fund and its shareholders.

45

HOOD RIVER FUND
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR THE HOOD RIVER NEW OPPORTUNITIES FUND
as of December 31, 2024 (Unaudited)
The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on May 14, 2024, to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hood River New Opportunities Fund (the “Fund”), a new series of the Trust, and the Fund’s investment advisor, Hood River Capital Management, LLC (“Hood River”).
In conjunction with the meeting, the Board requested and received materials to assist it in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in considering the approval of the Advisory Agreement, information relating to the past performance of Hood River in managing similar small/mid-cap growth accounts, as well as the proposed management fee of the Fund, due diligence materials relating to Hood River, including the current Form ADV, and other pertinent information. The Independent Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and the information provided.
Based on their evaluation of the information provided, the Trustees (all of whom are Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Fund
The Trustees considered the nature, extent and quality of services that would be provided by Hood River to the Fund. The Board considered the services to be provided by Hood River, such as portfolio management, proxy voting, research and trading services, shareholder servicing and marketing. The Trustees considered the responsibilities of Hood River in the management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at Hood River who would be involved in the day-to-day activities of the Fund, including Messrs. Brian Smoluch and David Swank, who would serve as the portfolio managers of the Fund. The Trustees noted that Hood River manages another series of the Trust in a small cap growth strategy similar to the strategy to be employed for the Fund and that Hood River believes its research methodology can also be used effectively for the Fund. The Board also considered the fact that Hood River outsources a portion of its operations and finance services to another provider.
The Trustees reviewed the information provided by Hood River in response to the due diligence questionnaire and other information provided by Hood River. The Trustees noted that they had met with personnel of Hood River in person at the February 2024 meeting and earlier in the meeting to discuss Hood River’s business and operations as well as matters related to the launch of the Fund. The Board considered Hood River’s compliance program and reports from the Trust’s Chief Compliance Officer (the “CCO”) regarding the CCO’s review of Hood River’s compliance program. The Trustees concluded that Hood River had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided by Hood River to the Fund were satisfactory.
2. Investment Performance of the Advisor
The Trustees noted Hood River manages the Hood River Small-Cap Growth Fund and the Hood River International Opportunity Fund, other series of the Trust, which have a comprehensive operating history, and determined that Hood River has sufficient investment management experience to oversee the Fund. The Trustees also considered the historical performance information for accounts managed by Hood River in a similar strategy as the Fund. The Board determined that Hood River appears to have an effective small/mid-cap growth investment strategy.
3. Costs of Services Provided and Profits Realized by the Advisor
The Trustees considered the projected cost of services and the proposed management fee to be paid to Hood River by the Fund. The Trustees considered the cost structure of the Fund relative to a peer group of small-mid-capitalization growth funds, as compiled by Barrington Partners, a third-party analytics firm (the “Barrington Peer Group”). The Board considered the Fund’s proposed management fee of 0.75% of the average annual net assets of the Fund, noting the fee was slightly below the Barrington Peer Group average. The Trustees considered that Hood River had agreed to

46

HOOD RIVER FUND
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR THE HOOD RIVER NEW OPPORTUNITIES FUND
as of December 31, 2024 (Unaudited) (Continued)
waive its management fee and/or reimburse the Fund’s expenses for an initial term of three years. The Trustees noted that the Advisor did not expect to generate profits under the Investment Advisory Agreement during the Fund’s initial year of operations. The Trustees considered Hood River’s financial condition.
The Trustees concluded the Fund’s expenses and the management fee to be paid to Hood River under the Advisory Agreement were fair and reasonable in light of the quality of services to be provided to the Fund. The Trustees further concluded that Hood River had sufficient financial resources to support its services to the Fund.
4. Extent of Economies of Scale as the Fund Grows.
The Trustees did not consider economies of scale to be a material factor given that the Fund had not yet commenced operations.
5. Benefits to be Derived from the Relationship with the Fund.
The Trustees considered the direct and indirect benefits that could be realized by Hood River from its association with the Fund. The Trustees concluded that the benefits Hood River may receive, such as soft dollar research, appear to be reasonable and may benefit the Fund.
Conclusion
In considering the Hood River Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its shareholders.

47

Hood River Fund
ADDITIONAL INFORMATION
as of December 31, 2024
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See above.

48

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/ Principal Executive Officer

Date	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/ Principal Executive Officer

Date	March 5, 2025

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, Treasurer/ Principal Financial Officer

Date	March 5, 2025

* Print the name and title of each signing officer under his or her signature